SHARE CAPITAL (Schedule of Continuity of Stock Options and Warrants) (Details)	12 Months Ended
	Dec. 31, 2019 Share $ / shares	Dec. 31, 2018 Share $ / shares
Number
Balance, beginning | Share	1,275,000	4,564,565
Granted | Share		8,690,000
Exercised | Share		(5,600,000)
Cancelled or forfeited | Share		(6,379,565)
Balance, ending | Share	1,275,000	1,275,000
Weighted average exercise price
Balance, beginning | $ / shares	$ 0.30	$ 0.28
Granted | $ / shares		0.24
Exercised | $ / shares		0.23
Cancelled or forfeited | $ / shares		0.25
Balance, ending | $ / shares	$ 0.30	$ 0.30
Warrants [Member]
Number
Balance, beginning | Share	16,290,573	16,070,029
Granted | Share	15,924,860	24,952,622
Exercised | Share		(8,665,201)
Expired | Share		(16,066,877)
Balance, ending | Share	32,215,433	16,290,573
Weighted average exercise price
Balance, beginning | $ / shares	$ 0.12	$ 0.42
Granted | $ / shares	0.09	0.22
Exercised | $ / shares		0.25
Expired | $ / shares		0.43
Balance, ending | $ / shares	$ 0.11	$ 0.12